UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
 Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)
 Diane J. Drake
 Mutual Fund Administration, LLC
 2220 E. Route 66, Suite 226
 Glendora, CA 91740
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gramercy
Emerging Markets Debt Fund
Class A / GFEAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of April 1, 2024* through June 30, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
*  Commencement of operations.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$27	1.10%
[1]	Class A commenced operations on April 1, 2024. If Class A had been operational for the entire semi-annual period of April 1, 2024 to June 30, 2024, expenses would have been higher.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$52,906,138
Total number of portfolio holdings	127
Total advisory fee paid/(reimbursed)	$25,906
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Mexican Bonos, 10.000%, 12/5/2024	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2025	3.4%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	2.0%
HTA Group Ltd./Mauritius, 7.500%, 6/4/2029	1.8%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.3%
Saudi Arabian Oil Co., 3.500%, 11/24/2070	1.2%
Qatar Government International Bond, 4.750%, 5/29/2034	1.2%
Ooredoo International Finance Ltd., 2.625%, 4/8/2031	1.2%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

Gramercy
Emerging Markets Debt Fund
Institutional Class / GFEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of April 1, 2024* through June 30, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
*  Commencement of operations.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$21	0.85%
[1]
Institutional Class commenced operations on April 1, 2024. If Institutional Class had been operational for the entire semi-annual period of April 1, 2024 to June 30, 2024, expenses would have been higher.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$52,906,138
Total number of portfolio holdings	127
Total advisory fee paid/(reimbursed)	$25,906
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Mexican Bonos, 10.000%, 12/5/2024	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2025	3.4%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	2.0%
HTA Group Ltd./Mauritius, 7.500%, 6/4/2029	1.8%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.3%
Saudi Arabian Oil Co., 3.500%, 11/24/2070	1.2%
Qatar Government International Bond, 4.750%, 5/29/2034	1.2%
Ooredoo International Finance Ltd., 2.625%, 4/8/2031	1.2%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Gramercy Emerging Markets Debt Fund

(Class A: GFEAX)

(Institutional Class: GFEMX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2024

Gramercy Emerging Markets Debt Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights
Class A	15
Institutional Class	16
Notes to Financial Statements	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gramercy Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES — 91.6%
	ANGOLA — 0.5%
	Angolan Government International Bond
260,000	8.250%, 5/9/2028	$244,075

	AZERBAIJAN — 0.5%
	Republic of Azerbaijan International Bond
320,000	3.500%, 9/1/2032	273,000

	BAHRAIN — 0.6%
	Bahrain Government International Bond
330,000	7.500%, 9/20/2047	314,944

	BRAZIL — 9.1%
	Banco do Brasil S.A./Cayman
200,000	6.000%, 3/18/2031[2]	196,563
	Brazil Notas do Tesouro Nacional Serie F
10,000	10.000%, 1/1/2025	1,780,268
	CSN Resources S.A.
320,000	4.625%, 6/10/2031[3]	251,200
	Karoon USA Finance, Inc.
225,000	10.500%, 5/14/2029[2,3]	225,482
	MARB BondCo PLC
315,000	3.950%, 1/29/2031[3]	261,056
	Nexa Resources S.A.
455,000	6.750%, 4/9/2034[2,3]	459,368
	Petrobras Global Finance B.V.
630,000	5.500%, 6/10/2051[3]	495,526
	Suzano Austria GmbH
290,000	3.125%, 1/15/2032[3]	237,365
	Trident Energy Finance PLC
250,000	12.500%, 11/30/2029[2,3]	257,344
	XP, Inc.
375,000	6.750%, 7/2/2029[2,3]	371,081
	Yinson Boronia Production B.V.
275,000	8.947%, 7/31/2042[2,3]	277,178
		4,812,431
	BULGARIA — 0.5%
	Bulgaria Government International Bond
220,000	4.875%, 5/13/2036	248,849

	CHILE — 1.0%
	Corp Nacional del Cobre de Chile
410,000	3.150%, 1/15/2051[3]	254,969

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE (Continued)
	Inversiones La Construccion S.A.
305,000	4.750%, 2/7/2032[3]	$263,794
		518,763
	CHINA — 0.7%
	CIFI Holdings Group Co., Ltd.
700,000	6.550%, 3/28/2025*[3,4]	71,750
	Country Garden Holdings Co., Ltd.
800,000	3.300%, 1/12/2031[3,4]	64,000
	KWG Group Holdings Ltd.
400,000	5.950%, 8/10/2025[3,4]	22,000
	Logan Group Co., Ltd.
250,000	5.250%, 10/19/2025*[3,4]	20,313
	Shimao Group Holdings Ltd.
1,700,000	6.125%, 2/21/2025*[3,4]	82,875
	Sunac China Holdings Ltd.
800,000	7.250%, 9/30/2030[3,5]	68,000
	Yuzhou Group Holdings Co., Ltd.
1,000,000	8.500%, 2/4/2025*[3,4]	55,000
		383,938
	COLOMBIA — 2.7%
	Banco Davivienda S.A.
300,000	6.650% (USD 10 Year Tsy+509.70 basis points), 10/22/2072[3,6,7]	217,969
	Colombian TES
3,300,000,000	6.000%, 4/28/2028	695,067
	Ecopetrol S.A.
290,000	4.625%, 11/2/2031[3]	237,713
	SierraCol Energy Andina LLC
300,000	6.000%, 6/15/2028[3]	267,843
		1,418,592
	CZECH REPUBLIC — 1.7%
	Czech Republic Government Bond
22,090,000	2.400%, 9/17/2025	923,184

	DOMINICAN REPUBLIC — 1.6%
	Dominican Republic International Bond
630,000	4.500%, 1/30/2030	574,088
	Empresa Generadora de Electricidad Haina S.A.
310,000	5.625%, 11/8/2028[3]	285,975
		860,063
	ECUADOR — 0.9%
	Ecuador Government International Bond
900,000	3.500%, 7/31/2035[8]	448,594

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	EL SALVADOR — 0.6%
	El Salvador Government International Bond
370,000	0.250%, 4/17/2030[2,3]	$10,730
370,000	9.250%, 4/17/2030[2,3]	326,547
		337,277
	GHANA — 0.3%
	Ghana Government International Bond
330,000	7.750%, 4/7/2029[2]	167,269

	GUATEMALA — 0.5%
	Guatemala Government Bond
320,000	4.650%, 10/7/2041[3]	250,600

	HONG KONG — 1.9%
	AIA Group Ltd.
260,000	4.950%, 4/4/2033[3]	254,394
	CK Hutchison International 20 Ltd.
370,000	3.375%, 5/8/2050[3]	259,000
	Standard Chartered PLC
500,000	7.875% (USD 5 Year Tsy+357.40 basis points), 3/8/2070[2,3,6,7]	500,625
		1,014,019
	HUNGARY — 2.9%
	Hungary Government Bond
197,260,000	5.500%, 6/24/2025	529,632
	Magyar Export-Import Bank Zrt
300,000	6.125%, 12/4/2027[3]	301,031
	OTP Bank Nyrt
250,000	8.750% (USD 5 Year Tsy+506.00 basis points), 5/15/2033[3,7]	261,641
	Raiffeisen Bank Zrt
400,000	5.150% (3-Month Euribor+225.00 basis points), 5/23/2030[3,7]	429,964
		1,522,268
	INDIA — 3.2%
	Greenko Solar Mauritius Ltd.
310,000	5.950%, 7/29/2026[3]	302,541
	India Green Power Holdings
307,989	4.000%, 2/22/2027[3]	286,622
	India Vehicle Finance
270,000	5.850%, 9/25/2030[2]	263,925
	JSW Steel Ltd.
360,000	5.050%, 4/5/2032[3]	318,150
	Manappuram Finance Ltd.
550,000	7.375%, 5/12/2028	543,812
		1,715,050

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	INDONESIA — 1.7%
	Indofood CBP Sukses Makmur Tbk P.T.
380,000	4.745%, 6/9/2051[3]	$313,301
	Indonesia Government International Bond
780,000	3.700%, 10/30/2049	594,019
		907,320
	IVORY COAST — 1.6%
	African Development Bank
440,000	5.750% (USD 5 Year Tsy+157.50 basis points), 8/7/2072[3,6,7]	423,500
	Ivory Coast Government International Bond
430,000	8.250%, 1/30/2037	414,950
		838,450
	KAZAKHSTAN — 1.1%
	KazMunayGas National Co. JSC
325,000	3.500%, 4/14/2033[3]	266,195
	Tengizchevroil Finance Co. International Ltd.
380,000	3.250%, 8/15/2030[3]	313,738
		579,933
	KENYA — 0.4%
	Republic of Kenya Government International Bond
300,000	6.300%, 1/23/2034	223,969

	KUWAIT — 1.1%
	MEGlobal B.V.
630,000	2.625%, 4/28/2028[3]	565,346

	MALAYSIA — 1.9%
	Axiata Spv5 Labuan Ltd.
360,000	3.064%, 8/19/2050[3]	236,475
	Malaysia Government Bond
1,040,000	3.733%, 6/15/2028	221,492
	Petronas Capital Ltd.
850,000	3.404%, 4/28/2061[3]	560,711
		1,018,678
	MEXICO — 8.5%
	Banco Bilbao Vizcaya Argentaria S.A.
290,000	6.125% (USD SWAP SEMI 30/360 5Y+387.00 basis points), 2/16/2167[3,6,7]	266,408
	Banco Mercantil del Norte S.A./Grand Cayman
300,000	6.625% (USD 10 Year Tsy+503.40 basis points), 1/24/2072[3,6,7]	263,062
	BBVA Bancomer S.A./Texas
280,000	8.125% (USD 5 Year Tsy+421.40 basis points), 1/8/2039[3,7]	283,874
	Bimbo Bakeries USA, Inc.
270,000	5.375%, 1/9/2036[3]	262,913

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	MEXICO (Continued)
	Cemex S.A.B. de C.V.
510,000	5.125% (USD 5 Year Tsy+453.40 basis points), 9/8/2072[3,6,7]	$490,158
	Fresnillo PLC
340,000	4.250%, 10/2/2050[3]	250,325
	GCC S.A.B. de C.V.
270,000	3.614%, 4/20/2032[3]	229,403
	Industrias Penoles S.A.B. de C.V.
340,000	4.750%, 8/6/2050[3]	260,631
	Mexican Bonos
35,180,000	10.000%, 12/5/2024	1,912,969
	Petroleos Mexicanos
410,000	6.750%, 9/21/2047	270,137
		4,489,880
	MONTENEGRO — 0.7%
	Montenegro Government International Bond
350,000	7.250%, 3/12/2031[2]	351,313

	MOROCCO — 1.0%
	Morocco Government International Bond
370,000	4.000%, 12/15/2050	253,797
	OCP S.A.
370,000	5.125%, 6/23/2051[3]	278,541
		532,338
	NIGERIA — 2.1%
	IHS Netherlands Holdco B.V.
540,000	8.000%, 9/18/2027[3]	524,306
	Nigeria Government International Bond
710,000	7.375%, 9/28/2033	580,203
		1,104,509
	PAKISTAN — 0.7%
	Pakistan Government International Bond
200,000	6.875%, 12/5/2027	172,562
	Pakistan Water & Power Development Authority
230,000	7.500%, 6/4/2031	171,494
		344,056
	PANAMA — 1.4%
	AES Panama Generation Holdings SRL
299,191	4.375%, 5/31/2030[3]	259,099
	Panama Government International Bond
770,000	4.500%, 1/19/2063[3]	492,030
		751,129

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PARAGUAY — 0.5%
	Paraguay Government International Bond
360,000	2.739%, 1/29/2033[3]	$289,575

	PHILIPPINES — 2.6%
	Metropolitan Bank & Trust Co.
370,000	5.500%, 3/6/2034	367,687
	Philippine Government International Bond
690,000	2.650%, 12/10/2045	452,166
	Rizal Commercial Banking Corp.
540,000	5.500%, 1/18/2029	540,675
		1,360,528
	POLAND — 2.2%
	Bank Gospodarstwa Krajowego
400,000	5.375%, 5/22/2033	396,160
	Republic of Poland Government International Bond
780,000	5.125%, 9/18/2034[3]	767,442
		1,163,602
	QATAR — 3.5%
	Ooredoo International Finance Ltd.
730,000	2.625%, 4/8/2031	628,941
	Qatar Government International Bond
640,000	4.750%, 5/29/2034[2]	641,203
	QatarEnergy
520,000	3.300%, 7/12/2051[3]	363,350
	QIC Cayman Ltd.
220,000	6.750% (Constant Maturity Yield Six-Year Tsy+353.70 basis points), 7/7/2072[3,6,7]	220,619
		1,854,113
	ROMANIA — 1.3%
	Romania Government Bond
1,110,000	4.850%, 4/22/2026	233,960
	Romanian Government International Bond
430,000	6.375%, 1/30/2034	431,806
		665,766
	RUSSIA — 0.4%
	VEON Holdings B.V.
250,000	3.375%, 11/25/2027[3]	203,125

	SAUDI ARABIA — 4.5%
	Gaci First Investment Co.
600,000	5.375%, 10/13/2122[3]	513,562

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SAUDI ARABIA (Continued)
	Greensaif Pipelines Bidco Sarl
430,000	6.129%, 2/23/2038	$439,541
	Saudi Arabian Oil Co.
1,000,000	3.500%, 11/24/2070[3]	645,000
	Saudi Government International Bond
430,000	5.000%, 1/16/2034	422,475
390,000	5.750%, 1/16/2054	379,860
		2,400,438
	SOUTH AFRICA — 6.1%
	Absa Group Ltd.
250,000	6.375% (USD 5 Year Tsy+541.10 basis points), 11/27/2072[3,6,7]	242,891
	Bidvest Group UK PLC
510,000	3.625%, 9/23/2026[3]	475,734
	Prosus N.V.
870,000	3.832%, 2/8/2051[3]	572,841
	Republic of South Africa Government Bond
31,270,000	6.500%, 2/28/2041	1,049,995
	Sasol Financing USA LLC
340,000	5.500%, 3/18/2031[3]	286,237
	Stillwater Mining Co.
750,000	4.500%, 11/16/2029[3]	611,250
		3,238,948
	SOUTH KOREA — 0.9%
	LG Chem Ltd.
560,000	2.375%, 7/7/2031	462,350

	SRI LANKA — 0.3%
	Sri Lanka Government International Bond
280,000	7.550%, 3/28/2030	160,020

	TANZANIA — 1.8%
	HTA Group Ltd./Mauritius
940,000	7.500%, 6/4/2029[2,3]	935,887

	THAILAND — 1.7%
	Bangkok Bank PCL/Hong Kong
390,000	5.650%, 7/5/2034[2,3]	391,669
	Thailand Government Bond
18,190,000	3.650%, 6/20/2031	528,488
		920,157

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	TRINIDAD AND TOBAGO — 1.1%
	Trinidad & Tobago Government International Bond
600,000	6.400%, 6/26/2034[2,3]	$595,875

	TURKEY — 4.7%
	Akbank TAS
600,000	9.369% (USD 5 Year Tsy+527.00 basis points), 6/14/2072[2,3,6,7]	596,062
	Aydem Yenilenebilir Enerji A.S.
330,000	7.750%, 2/2/2027[3]	320,512
	Ford Otomotiv Sanayi A.S.
440,000	7.125%, 4/25/2029[2,3]	443,850
	Turkiye Garanti Bankasi A.S.
420,000	8.375% (USD 5 Year Tsy+409.00 basis points), 2/28/2034[2,3,7]	419,081
	Turkiye Government Bond
19,070,000	12.600%, 10/1/2025	440,692
	Turkiye Sinai Kalkinma Bankasi A.S.
260,000	9.750% (USD 5 Year Tsy+545.40 basis points), 9/21/2072[3,6,7]	259,513
		2,479,710
	UKRAINE — 0.3%
	Ukraine Government International Bond
560,000	6.876%, 5/21/2031	159,600

	UNITED ARAB EMIRATES — 5.0%
	Abu Dhabi National Energy Co. PJSC
790,000	3.400%, 4/29/2051[3]	566,825
	DP World Ltd./United Arab Emirates
340,000	4.700%, 9/30/2049[3]	282,413
	Esic Sukuk Ltd.
540,000	5.831%, 2/14/2029	539,930
	Finance Department Government of Sharjah
400,000	4.000%, 7/28/2050	260,125
	Galaxy Pipeline Assets Bidco Ltd.
610,000	3.250%, 9/30/2040	465,887
	MDGH GMTN RSC Ltd.
640,000	2.500%, 6/3/2031[3]	548,000
		2,663,180
	URUGUAY — 1.1%
	Uruguay Government International Bond
610,000	4.975%, 4/20/2055	557,006

	UZBEKISTAN — 1.5%
	Republic of Uzbekistan International Bond
310,000	3.900%, 10/19/2031	252,262

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UZBEKISTAN (Continued)
	Uzauto Motors AJ
580,000	4.850%, 5/4/2026[3]	$541,790
		794,052
	VENEZUELA — 0.2%
	Petroleos de Venezuela S.A.
1,100,000	6.000%, 11/15/2026*[4]	130,350

	ZAMBIA — 0.5%
	First Quantum Minerals Ltd.
260,000	9.375%, 3/1/2029[2,3]	272,025
	TOTAL FIXED INCOME SECURITIES
	(Cost $48,907,098)	48,466,144
	U.S. GOVERNMENT — 6.8%
	United States Treasury Bill
3,640,000	0.000%, 8/8/2024	3,619,829
	TOTAL U.S. GOVERNMENT
	(Cost $3,619,864)	3,619,829
	TOTAL INVESTMENTS — 98.4%
	(Cost $52,526,962)	52,085,972
	Other Assets in Excess of Liabilities — 1.6%	820,166
	TOTAL NET ASSETS — 100.0%	$52,906,138

PLC – Public Limited Company

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,703,077, which represents 14.56% of Net Assets.
[3]	Callable.
[4]	Security is in default.
[5]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[6]	Perpetual security. Maturity date is not applicable.
[7]	Variable rate security.
[8]	Step rate security.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2024	Unrealized Appreciation (Depreciation)
Euro	Bank of America	EUR per USD	9/18/2024	635,000	$(682,435)	$(682,782)	$(347)
					(682,435)	(682,782)	(347)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(682,435)	$(682,782)	$(347)

EUR – Euro

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $52,526,962)	$52,085,972
Cash	541,074
Receivables:
Investment securities sold	831,654
Dividends and interest	769,161
Prepaid offering costs	17,808
Prepaid expenses	49,072
Total assets	54,294,741

Liabilities:
Payables:
Investment securities purchased	1,359,162
Unrealized depreciation on forward foreign currency exchange contracts	347
Advisory fees	9,713
Shareholder servicing fees (Note 7)	1,234
Distribution fees - Class A (Note 6)	31
Fund services fees	7,467
Auditing fees	5,148
Shareholder reporting fees	422
Chief Compliance Officer fees	1,734
Trustees' fees and expenses	1,840
Accrued other expenses	1,505
Total liabilities	1,388,603
Commitments and contingencies (Note 3)
Net Assets	$52,906,138

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$53,265,976
Total distributable earnings (accumulated deficit)	(359,838)
Net Assets	$52,906,138

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2024 (Unaudited)

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$150,602
Shares of beneficial interest issued and outstanding	15,202
Redemption price per share[1]	$9.91
Maximum sales charge (4.25% of offering price)[2]	0.44
Maximum offering price to public	$10.35

Institutional Class Shares:
Net assets applicable to shares outstanding	$52,755,536
Shares of beneficial interest issued and outstanding	5,324,718
Offering and redemption price per share	$9.91

[1]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF OPERATIONS

For the Period April 1, 2024* through June 30, 2024 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $8,886)	$904,088
Total investment income	904,088

Expenses:
Advisory fees	92,110
Shareholder servicing fees (Note 7)	12,801
Distribution fees - Class A (Note 6)	93
Fund services fees	20,854
Registration fees	11,416
Shareholder reporting fees	8,859
Auditing fees	5,148
Chief Compliance Officer fees	4,186
Trustees' fees and expenses	1,864
Legal fees	3,729
Miscellaneous	2,903
Insurance fees	920
Offering costs	5,892
Total expenses	170,775
Advisory fees recovered (waived)	(66,204)
Net expenses	104,571
Net investment income (loss)	799,517

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	29,619
Forward foreign currency exchange contracts	4,466
Foreign currency transactions	(26,565)
Total realized gain (loss)	7,520
Net change in unrealized appreciation (depreciation) on:
Investments	(440,990)
Forward foreign currency exchange contracts	(347)
Foreign currency translations	196
Net change in unrealized appreciation (depreciation)	$(441,141)
Net realized and unrealized gain (loss)	(433,621)

Net Increase (Decrease) in Net Assets from Operations	$365,896

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period April 1, 2024* through June 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$799,517
Total realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency translations	7,520
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and foreign currency translations	(441,141)
Net increase (decrease) in net assets resulting from operations	365,896
Distributions to Shareholders:
Distributions:
Class A	(1,997)
Institutional Class	(723,737)
Total distributions to shareholders	(725,734)
Capital Transactions:
Net proceeds from shares sold:
Class A	150,000
Institutional Class	53,567,518
Reinvestment of distributions:
Class A	1,998
Institutional Class	191,233
Cost of shares redeemed:
Institutional Class	(644,773)
Net increase (decrease) in net assets from capital transactions	53,265,976

Total increase (decrease) in net assets	52,906,138

Net Assets:
Beginning of period	-
End of period	$52,906,138

Capital Share Transactions:
Shares sold:
Class A	15,000
Institutional Class	5,370,341
Shares reinvested:
Class A	202
Institutional Class	19,331
Shares redeemed:
Institutional Class	(64,954)
Net increase (decrease) in capital share transactions	5,339,920

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period April 1, 2024* through June 30, 2024 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.15
Net realized and unrealized gain (loss)	(0.11)
Total from investment operations	0.04

Less Distributions:
From net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$9.91

Total return[2]	0.44%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64%[4]
After fees waived and expenses absorbed	1.10%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.71%[4]
After fees waived and expenses absorbed	6.25%[4]

Portfolio turnover rate	18%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a contingent deferred sales charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period April 1, 2024* through June 30, 2024 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.16
Net realized and unrealized gain (loss)	(0.11)
Total from investment operations	0.05

Less Distributions:
From net investment income	(0.14)
Total distributions	(0.14)
Net asset value, end of period	$9.91

Total return[2]	0.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,756

Ratio of expenses to average net assets:
Before fees waived/recovered (expenses)	1.39%[4]
After fees waived/recovered (expenses)	0.85%[4]
Ratio of net investment income to average net assets:
Before fees waived/recovered (income)	5.96%[4]
After fees waived/recovered (income)	6.50%[4]
Portfolio turnover rate	18%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Note 1 – Organization

The Gramercy Emerging Markets Debt Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks long-term capital appreciation. The Fund commenced investment operations on April 1, 2024. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $23,700, which are being amortized over a one-year period from April 1, 2024 (commencement of operations).

(c) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. The Fund does not currently have any open tax periods and therefore does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor engages Gramercy Funds Management, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.10%, 1.85% and 0.85% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Shares, respectively. This agreement is in effect through April 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period April 1, 2024 (commencement of operations) to June 30, 2024, the Advisor waived advisory fees totaling $66,204. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2024, the amount of these potentially recoverable expenses was $66,204. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31, 2027.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period April 1, 2024 (commencement of operations) to June 30, 2024, are reported on the Statement of Operations as Fund services fees.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period April 1, 2024 (commencement of operations) to June 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period April 1, 2024 (commencement of operations) to June 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$52,526,962

Gross unrealized appreciation	$372,648
Gross unrealized depreciation	(813,638)
Net unrealized appreciation (depreciation) on investments	$(440,990)

Note 5 – Investment Transactions

For the period April 1, 2024 (commencement of operations) to June 30, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$52,523,389	$8,005,634

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

For the period April 1, 2024 (commencement of operations) to June 30, 2024, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period April 1, 2024 (commencement of operations) to June 30, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Fixed Income Securities[1]	$-	$48,466,144	$-	$48,466,144
U.S. Government	-	3,619,829	-	3,619,829
Total Investments	$-	$52,085,972	$-	$52,085,972
Liabilities
Other Financial Instruments**
Forward Contracts	$-	$347	$-	$347
Total Liabilities	$-	$347	$-	$347

[1]	For a detailed break-out of fixed income securities by country, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as forward contracts. Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and forward contracts during the period April 1, 2024 (commencement of operations) to June 30, 2024.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of June 30, 2024, by risk category are as follows:

		Asset	Liability
		Derivatives	Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Foreign Exchange Contracts	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$-	$347

The effects of derivative instruments on the Statement of Operations for the period April 1, 2024 (commencement of operations) to June 30, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$4,466

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$(347)

The quarterly average volumes of derivative instruments as of June 30, 2024, are as follows:

Derivatives not designated as hedging instruments			Total
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	$(682,435)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024 (Unaudited)

Note 12 - Recently Issued Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on March 12-14, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Gramercy Funds Management LLC (the “Sub-Advisor”) with respect to the Gramercy Emerging Markets Debt Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub -Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; information regarding the performance of a portfolio managed by the Sub-Advisor using the same emerging markets debt strategy that the Sub-Advisor would use to manage the Fund (the “EM Debt Strategy”), for the one- and three-year and since inception periods ended December 31, 2023; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Emerging Markets Bond fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the EM Debt Strategy, which the Sub-Advisor began managing via a model portfolio on November 1, 2019, and via a live portfolio on December 1, 2022, outperformed the JP Morgan Emerging Markets Equal Weight Total Return Index for the one-and three-year and since inception periods.

The Board noted its familiarity with the Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Advisor’s role as the Fund’s investment advisor, noting that the Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Advisor. The Trustees also noted that the Fund’s proposed advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were the same as the Peer Group median, but higher than the Fund Universe median by 0.04%. The Trustees noted that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $60 million. The Board observed that the Advisor anticipated waiving a significant portion of its advisory fee with respect to the Fund in its first year of operations, and determined that the Advisor’s anticipated profit from its relationship with the Fund was reasonable.

The Board noted that the potential benefits to be received by the Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the assets of the Fund grow.

Gramercy Funds Management LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Advisor and the Sub-Advisor. The Board noted that the Fund’s proposed sub-advisory fee was within the range of the Sub-Advisor’s fees to manage two separate accounts, one commingled fund, and a Luxembourg UCITS fund for which the Sub-Advisor serves as sub-advisor for, each of which have a similar investment objective to the Fund. The Board also noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee from the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/2024